Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

September 3, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         Voyageur Mutual Funds III (the “Registrant”)
File Nos. 002-95928; 811-04547

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 60 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on August 28, 2013.

If you have any questions or comments concerning this certification, please call me at (215) 564-8071.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody